Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of Beginning	$ 513,000	$ 3,032,325
Change in fair value	741,000	(2,519,325)
Fair value as of Ending	1,254,000	513,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of Beginning
Change in fair value
Fair value as of Ending
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of Beginning	513,000	3,032,325
Change in fair value	741,000	(2,519,325)
Fair value as of Ending	$ 1,254,000	$ 513,000